Provisions and contingencies - Narrative (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 09, 2023 vessel
Disclosure of other provisions [line items]
Cash guarantees and deposits	$ 46,173,000			$ 1,616,000
Malaysia
Disclosure of other provisions [line items]
Cash guarantees and deposits		$ 45,700,000	$ 45,700,000
24 VLCC tankers
Disclosure of other provisions [line items]
Number of vessels sold | vessel					24
RMK
Disclosure of other provisions [line items]
Claim amount related to unpaid advisory services	$ 12,993,720